Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Note 7 – Accrued Expenses and Other Current Liabilities

At December 31, 2021 and 2020, accrued expenses and other current liabilities consist of the following:

	December 31, 2021	December 31, 2020
Accrued SPAC transaction costs	$—	$1,521
Accrued professional services	1,645	—
Accrued interest	841	246
Accrued payroll and benefits	1,014	207
Other accrued expense	368	194
Warranty liability	994	455
Customer deposits	85	267
Deferred revenue	62	—
Current portion of finance lease obligation	36	54
Total accrued expenses and other current liabilities	$5,045	$2,944

Changes in warranty liability (included in accrued expenses and other current liabilities) were as follows:

As of January 1, 2020	$137
Charge for the period	544
Utilized during the period	(226)
As of December 31, 2020	$455
Charge for the period	1,165
Utilized during the period	(626)
As of December 31, 2021	$994